Related Party Transactions (Tables) (SPG)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Consolidated properties
Related Party Transactions
Schedule of amounts charged to related party

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Property management and common costs, services and other	$5,515	$3,786	$15,325	$12,764
Insurance premiums	2,351	2,274	6,790	6,821
Advertising and promotional programs	196	217	639	631
Capitalized leasing and development fees	1,176	264	7,341	1,328

	For the Year Ended December 31,
	2013	2012	2011
Common costs, services and other	$17,251	$16,905	$15,256
Insurance premiums	9,094	9,351	8,721
Advertising and promotional programs	887	1,303	1,373

Unconsolidated properties
Related Party Transactions
Schedule of amounts charged to related party

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Property management costs, services and other	$241	$969	$2,010	$2,905
Insurance premiums	14	59	123	175
Advertising and promotional programs	10	15	36	46
Capitalized leasing and development fees	8	26	162	223

	For the Year Ended December 31,
	2013	2012	2011
Property management costs, services and other	$4,171	$4,762	$4,812
Insurance premiums	233	247	150
Advertising and promotional programs	65	80	79